VALUED ADVISERS TRUST

2960 N. Meridian St.

Suite 300

Indianapolis, Indiana 46208

February 22, 2013

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”) (File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a post-effective amendment to the Trust’s Registration Statement under the Securities Act, as amended, and an amendment to the Trust’s Registration Statement under the 1940 Act (collectively, the “Current Amendment”) pertaining to the Sound Mind Investing Fund, the Sound Mind Investing Balanced Fund, and the SMI Dynamic Allocation Fund (the “Funds”).

On December 14, 2012, the Trust filed a post-effective amendment to the Trust’s Registration Statement (“First Amendment”). The purpose of the First Amendment was to add the Funds as new series of the Trust. The First Amendment contained a prospectus and statement of additional information that included all three of the proposed new series. On February 14, 2013, the Trust filed correspondence via EDGAR that included the Trust’s responses to SEC staff comments relating to the First Amendment. On February 19, 2013, the Trust filed a request to withdraw the First Amendment. On February 20, 2013, the Trust filed a post-effective amendment that pertained to the SMI Dynamic Allocation Fund only (“Second Amendment”). The Second Amendment was declared effective on February 21, 2013. The Current Amendment contains a prospectus and statement of additional information that includes all three of the Funds. Contemporaneously with the Current Amendment, the Trust will file a request for acceleration pertaining to the Current Amendment, requesting that it be declared effective on February 28, 2013. On or about February 28, 2013, the Trust will file another post-effective amendment (“Future Amendment”). The Future Amendment will include the consent of the Funds’ auditor and the opinion and consent of legal counsel to the Trust.

If you have any questions concerning the foregoing, please contact John Lively at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ Carol J. Highsmith
Carol J. Highsmith
Vice President